Current and long-term debt - Schedule of current and non-current portion of debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Current borrowings and current portion of non-current borrowings [abstract]
Current portion of long-term bank debt	$ 122,797	$ 0
Sale and leaseback liabilities	8,592	19,121
Current portion of long-term debt	131,389	19,121
Non-current portion of non-current borrowings, by type [abstract]
Non-current portion of bank debt and bonds	665,887	600,083
Sale and leaseback	64,691	0
Total debt outstanding	861,967	619,204
Finance lease
Non-current portion of non-current borrowings, by type [abstract]
Total debt outstanding	900	100
Deferred financing fees
Current borrowings and current portion of non-current borrowings [abstract]
Current portion of long-term debt		0
Non-current portion of non-current borrowings, by type [abstract]
Non-current portion of bank debt and bonds		9,148
Total debt outstanding	15,754	9,148
Deferred financing fees | Finance lease
Current borrowings and current portion of non-current borrowings [abstract]
Current portion of long-term debt	100
Non-current portion of non-current borrowings, by type [abstract]
Sale and leaseback	800
Prepaid interest, borrowings	300	100
Deferred financing fees | Bank Debt
Non-current portion of non-current borrowings, by type [abstract]
Unamortized deferred financing fees	1,200
Deferred financing fees | Bank Debt And Bonds
Non-current portion of non-current borrowings, by type [abstract]
Non-current portion of bank debt and bonds	$ 13,700	$ 9,100